SEGMENT REPORTING - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Assets
Cash and Due from Banks	$ 6,161,588,760	$ 7,322,813,233
Debt Securities at Fair Value through Profit or Loss	1,331,346,841	1,637,926,982
Derivative Financial Instruments	12,114,688	4,517,903
Repurchase Transactions	61,100,392	0
Other Financial Assets	2,323,855,271	1,885,172,397
Loans and Other Financing	16,484,083,272	15,621,023,971
Other Debt Securities	4,901,855,084	4,864,662,160
Financial Assets Pledged as Collateral	1,086,728,675	1,611,617,385
Current Income Tax Assets	934,987	227,168
Investments in Equity Instruments	72,756,726	45,693,300
Investments in Subsidiaries, Associates and Joint Ventures	1,923,296	4,438,050
Property, Plant and Equipment	1,099,591,051	1,080,828,136
Intangible Assets	322,034,800	330,578,023
Deferred Income Tax Assets	493,994,955	442,983,468
Insurance Contract Assets	36,437,770	37,178,393
Reinsurance Contract Assets	60,810,309	59,124,372
Other Non-financial Assets	346,701,096	339,926,984
Non-current Assets Held for Sale	15,770,220	15,770,279
Total Assets	34,813,628,193	35,304,482,204
Liabilities
Deposits	19,220,849,572	20,231,127,931
Liabilities at Fair Value through Profit or Loss	61,842,719	9,777,215
Derivative Financial Instruments	19,304,382	8,329,699
Repurchase Transactions	111,695,652	423,095,210
Other Financial Liabilities	4,758,917,377	3,868,112,993
Financing Received from the Argentine Central Bank and Other Financial Institutions	517,648,489	479,636,814
Issued Debt Securities	1,061,434,677	1,096,011,970
Current Income Tax Liabilities	177,245,587	174,577,677
Subordinated Debt Securities	271,441,661	288,917,745
Provisions	339,614,689	430,578,034
Deferred Income Tax Liabilities	119,202,573	148,911,933
Insurance Contracts Liabilities	698,923,202	723,224,667
Reinsurance Contracts Liabilities	918,924	0
Other Non-Financial Liabilities	704,203,316	838,827,074
Total Liabilities	28,063,242,820	28,721,128,962
Operating segments | Bank
Assets
Cash and Due from Banks	5,899,125,883	7,152,584,709
Debt Securities at Fair Value through Profit or Loss	787,100,475	1,111,058,332
Derivative Financial Instruments	12,114,688	6,109,087
Repurchase Transactions	61,043,621	44,280,445
Other Financial Assets	1,394,740,448	666,140,739
Loans and Other Financing	12,529,224,675	11,982,019,840
Other Debt Securities	4,573,626,525	4,510,859,444
Financial Assets Pledged as Collateral	974,632,059	1,344,899,784
Current Income Tax Assets	16	0
Investments in Equity Instruments	48,601,507	34,118,336
Investments in Subsidiaries, Associates and Joint Ventures	901,187	4,438,050
Property, Plant and Equipment	1,015,600,480	996,122,450
Intangible Assets	280,339,109	287,811,852
Deferred Income Tax Assets	281,482,664	241,368,927
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	253,559,637	258,290,562
Non-current Assets Held for Sale	15,770,220	15,770,279
Total Assets	28,127,863,194	28,655,872,836
Liabilities
Deposits	17,908,359,527	18,867,192,736
Liabilities at Fair Value through Profit or Loss	59,471,819	0
Derivative Financial Instruments	30,804,382	5,208,985
Repurchase Transactions	111,695,652	423,095,210
Other Financial Liabilities	2,410,958,157	1,541,112,074
Financing Received from the Argentine Central Bank and Other Financial Institutions	125,549,583	89,451,697
Issued Debt Securities	859,362,453	741,855,224
Current Income Tax Liabilities	37,479,677	88,570,236
Subordinated Debt Securities	372,710,547	392,404,519
Provisions	322,481,823	449,246,841
Deferred Income Tax Liabilities	114,200,856	124,071,499
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0	0
Other Non-Financial Liabilities	460,762,622	569,332,721
Total Liabilities	22,813,837,098	23,291,541,742
Operating segments | Naranja X
Assets
Cash and Due from Banks	197,470,847	71,731,758
Debt Securities at Fair Value through Profit or Loss	0	0
Derivative Financial Instruments	11,500,000	0
Repurchase Transactions	40,739,489	0
Other Financial Assets	661,300,647	926,139,233
Loans and Other Financing	4,024,600,822	3,761,318,495
Other Debt Securities	237,487,755	271,909,689
Financial Assets Pledged as Collateral	89,530,404	244,646,808
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Investments in Subsidiaries, Associates and Joint Ventures	0	0
Property, Plant and Equipment	74,276,471	74,918,663
Intangible Assets	19,368,571	19,254,900
Deferred Income Tax Assets	108,279,433	84,471,452
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	21,173,519	22,739,637
Non-current Assets Held for Sale	0	0
Total Assets	5,485,727,958	5,477,130,635
Liabilities
Deposits	1,520,018,089	1,539,768,480
Liabilities at Fair Value through Profit or Loss	2,370,900	0
Derivative Financial Instruments	0	4,711,900
Repurchase Transactions	40,682,718	44,280,285
Other Financial Liabilities	2,079,004,972	2,083,512,078
Financing Received from the Argentine Central Bank and Other Financial Institutions	480,982,561	493,105,198
Issued Debt Securities	223,438,044	274,570,975
Current Income Tax Liabilities	83,448,217	48,317,801
Subordinated Debt Securities	0	0
Provisions	1,835,636	1,765,984
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0	0
Other Non-Financial Liabilities	135,949,734	134,123,035
Total Liabilities	4,567,730,871	4,624,155,736
Operating segments | Insurance
Assets
Cash and Due from Banks	4,053,918	10,598,910
Debt Securities at Fair Value through Profit or Loss	414,507,981	460,423,840
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	162,666,978	167,479,145
Loans and Other Financing	0	(36,387,667)
Other Debt Securities	105,315,049	81,893,025
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	934,971	227,168
Investments in Equity Instruments	2,572,570	2,702,279
Investments in Subsidiaries, Associates and Joint Ventures	0	0
Property, Plant and Equipment	7,140,898	6,910,710
Intangible Assets	19,807,221	19,615,429
Deferred Income Tax Assets	93,553,024	104,431,318
Insurance Contract Assets	36,437,770	37,178,393
Reinsurance Contract Assets	60,810,309	59,124,372
Other Non-financial Assets	17,620,309	8,000,735
Non-current Assets Held for Sale	0	0
Total Assets	925,420,998	922,197,657
Liabilities
Deposits	0	0
Liabilities at Fair Value through Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	0	40,510
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Issued Debt Securities	0	0
Current Income Tax Liabilities	12,701,517	7,527,724
Subordinated Debt Securities	0	0
Provisions	11,962,361	(24,356,594)
Deferred Income Tax Liabilities	0	15,531,263
Insurance Contracts Liabilities	698,955,685	723,274,097
Reinsurance Contracts Liabilities	918,924	0
Other Non-Financial Liabilities	54,373,829	68,348,738
Total Liabilities	778,912,316	790,365,738
Operating segments | Other Businesses
Assets
Cash and Due from Banks	248,205,791	255,869,731
Debt Securities at Fair Value through Profit or Loss	136,529,960	77,835,002
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	174,633,534	133,732,808
Loans and Other Financing	24,129,900	21,867,243
Other Debt Securities	101,268,886	103,486,776
Financial Assets Pledged as Collateral	22,566,212	22,070,793
Current Income Tax Assets	0	0
Investments in Equity Instruments	21,582,649	8,872,685
Investments in Subsidiaries, Associates and Joint Ventures	1,022,109	0
Property, Plant and Equipment	2,573,202	2,876,313
Intangible Assets	2,519,899	3,895,842
Deferred Income Tax Assets	10,679,834	12,711,771
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	54,347,631	50,895,889
Non-current Assets Held for Sale	0	0
Total Assets	800,059,607	694,114,853
Liabilities
Deposits	0	0
Liabilities at Fair Value through Profit or Loss	2,848,760	13,155,051
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	270,926,272	244,826,176
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	14
Issued Debt Securities	0	90,975,963
Current Income Tax Liabilities	43,616,176	30,161,916
Subordinated Debt Securities	0	0
Provisions	3,334,869	3,921,803
Deferred Income Tax Liabilities	5,001,717	9,309,171
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0	0
Other Non-Financial Liabilities	102,478,305	67,549,429
Total Liabilities	428,206,099	459,899,523
Adjustments
Assets
Cash and Due from Banks	(187,267,679)	(167,971,875)
Debt Securities at Fair Value through Profit or Loss	(6,791,575)	(11,390,192)
Derivative Financial Instruments	(11,500,000)	(1,591,184)
Repurchase Transactions	(40,682,718)	(44,280,445)
Other Financial Assets	(69,486,336)	(8,319,528)
Loans and Other Financing	(93,872,125)	(107,793,940)
Other Debt Securities	(115,843,131)	(103,486,774)
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Investments in Subsidiaries, Associates and Joint Ventures	0	0
Property, Plant and Equipment	0	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	0	161
Non-current Assets Held for Sale	0	0
Total Assets	(525,443,564)	(444,833,777)
Liabilities
Deposits	(207,528,044)	(175,833,285)
Liabilities at Fair Value through Profit or Loss	(2,848,760)	(3,377,836)
Derivative Financial Instruments	(11,500,000)	(1,591,186)
Repurchase Transactions	(40,682,718)	(44,280,285)
Other Financial Liabilities	(1,972,024)	(1,377,845)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(88,883,655)	(102,920,095)
Issued Debt Securities	(21,365,820)	(11,390,192)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	(101,268,886)	(103,486,774)
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	(32,483)	(49,430)
Reinsurance Contracts Liabilities	0	0
Other Non-Financial Liabilities	(49,361,174)	(526,849)
Total Liabilities	$ (525,443,564)	$ (444,833,777)